Additional Cash Flows Information (Tables)	6 Months Ended
Dec. 31, 2024
Additional Cash Flows Information [Abstract]
Schedule of Financing and Operating Activities not Involving Cash

Financing and operating activities not involving cash:

	Consolidated
	December 2024	June 2024
	$	$
Shares issued in lieu of broker fees	152,048	-
Shares issued in Lieu of Marketing fees	114,750	-
Shares issued in Lieu of Investor fees	307,482	-
Share issued in lieu of advisory fee	361,000	-
	574,280	-